Schedule of Stock Warrants Outstanding (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Number of warrants, Outstanding	14,254,813	2,256,070	2,164,217
Weighted average exercise price, Outstanding	$ 0.21	$ 1.07	$ 1.117
Number of warrants, Issued		11,998,743	91,853
Weighted average exercise price, Issued		$ 0.04	$ 0.20
Number of warrants, Expired	(143,445)
Weighted average exercise price, Expired
Number of warrants, Exercised
Weighted average exercise price, Exercised
Number of warrants, Outstanding	14,111,368	14,254,813	2,256,070
Weighted average exercise price, Outstanding		$ 0.21	$ 1.07
Number of warrants, Exercisable		13,747,281
Weighted average exercise price per share, Exercisable	$ 0.13	$ 0.14
Weighted average exercise price per share, Outstanding	0.21
Weighted average exercise price per share, Issued
Weighted average exercise price per share, Expired	1.44
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Outstanding	$ 0.19	$ 0.21
Number of warrants, Exercisable	13,603,836